Pro Forma Condensed Combined Balance Sheet (Unaudited) (USD $)	Aug. 31, 2011 Target	Jun. 30, 2011 CBLY	Aug. 31, 2011 Total	Aug. 31, 2011 Pro forma adjustments		Aug. 31, 2011 Pro forma
Cash and cash equivalents	$ 4,461,000	$ 12,393,000	$ 16,854,000	$ (14,886,000)	[1]	$ 1,968,000
Inventory		79,000	79,000			79,000
Due from related parties	8,511,000		8,511,000	(8,511,000)	[1]
Prepayments and other current assets	4,032,000	1,482,000	5,514,000	(4,032,000)	[1]	1,482,000
Total Current Assets	17,004,000	13,954,000	30,958,000	(27,429,000)		3,529,000
Property and equipment, net	53,472,000	26,767,000	80,239,000	8,439,000	[2]	88,678,000
Construction in process	399,000		399,000	(399,000)
Land use rights, net	4,617,000	5,317,000	9,934,000	41,300,000	[3]	51,234,000
Deposit paid for long-term assets		10,215,000	10,215,000	(10,215,000)	[1]
Total Long-Term Assets	58,488,000	42,299,000	100,787,000	39,125,000		139,912,000
TOTAL ASSETS	75,492,000	56,253,000	131,745,000	11,696,000		143,441,000
Accounts and other payables	2,448,000	485,000	2,933,000	39,213,000	[4]	42,146,000
Deferred revenue	20,984,000	14,707,000	35,691,000	(6,827,000)	[5]	28,864,000
Refundable deposits		1,055,000	1,055,000			1,055,000
Home purchase down payment		861,000	861,000			861,000
Due to related parties	2,519,000		2,519,000	(2,519,000)
Accrued expenses and other current liabilities	294,000	502,000	796,000	(294,000)		502,000
Total Current Liabilities	26,245,000	17,610,000	43,855,000	29,573,000		73,428,000
Note Payable				31,370,000	[6]	31,370,000
TOTAL LIABILITIES	26,245,000	17,610,000	43,855,000	60,943,000		104,798,000
Common Stock		30,000	30,000			30,000
Capital/Additional paid in capital	10,201,000	68,000	10,269,000	(10,201,000)		68,000
Retained earnings	31,237,000	36,686,000	72,405,000	(31,237,000)		36,686,000
Accumulated other comprehensive income	7,809,000	1,859,000	5,186,000	(7,809,000)		1,859,000
TOTAL SHAREHOLDERS' EQUITY	49,247,000	38,643,000	87,890,000	(49,247,000)		38,643,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 75,492,000	$ 56,253,000	$ 131,745,000	$ 11,696,000		$ 143,441,000

[1]	Reflects adjustment to cash for the estimated use of cash to fund the cash portion of the Acquisition. At August 31, 2011, CBLY paid approximately $27,429,000 as part of the cash payment.The pro forma assumption show an adjustment to the cash balance of $14,886,000 at June 30, 2011 and a decrease in the due from related parties, prepayments and other current assets and deposit as applied to the purchase.
[2]	Reflects adjustment to property and equipment to increase the valuation from the Target's historical book value up to the appraised purchase price of $62,309,641.
[3]	Reflects adjustment to land use rights to increase the valuation from the Target's historical book value up to the appraised purchase price of $45,917,164.
[4]	Reflects adjustment to other payables for the increase in debt to fund the Acqusition.CBLY borrowed approximately $15,685,000 from its bank and has short term seller financing due on August 31, 2012 of $23,527,566.
[5]	Reflects adjustment to prepaid tuition. CBLY will assume certain prepaid tuition and collect the cash received from students of the Company's school.
[6]	Reflects adjustment to note payable for the increase in debt to fund the Acqusition. CBLY will make two payments to the seller of $15,685,044 each at August 31, 2012 and 2013, respectively.